Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory U.S. federal rate to the Company’s effective tax rate is as follows:

	For the year ended December 31,
	2023	2022
Statutory federal income tax rate	21%	21%
State taxes, net of federal tax benefit	16%	16%
Non-deductible items	—%	(1)%
Tax credits	4%	5%
Other	(3)%	1%
Change in valuation allowance	(38)%	(42)%
Income taxes provision (benefit)	—	—

Schedule of Deferred Tax Assets

The components of the net deferred tax asset as of December 31, 2023 and 2022 are the following:

	For the year ended December 31,
($ in thousands)	2023	2022
Deferred tax assets:
Net operating loss carryovers	$84,651	$75,011
Stock compensation and other	1,946	2,399
Change in fair value of warrant liabilities	59	59
Amortization of license	11,856	13,375
Lease liability	929	1,466
Accruals and reserves	1,841	1,434
Startup costs	5	6
Tax credits	18,189	15,649
174 Capitalization	28,800	19,787
Total deferred tax assets	148,276	129,186
Less: valuation allowance	(147,694)	(128,101)
Net deferred tax assets	$582	$1,085

Deferred tax liabilities:
Right of use asset	(582)	(1,085)
Total deferred tax assets, net	$—	$—